Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Total Obligations Under Shipbuilding Contracts	Period Amount Year 1 $ - Year 2 9,200 Year 3 36,800 Year 4 27,600 Total $ 73,600
Schedule of Fixed Non Cancelable Time Charter Contracts	Period Amount Year 1 $ 124,091 Year 2 17,373 Year 3 725 Total $ 142,189